Share-based Payments - Summary of Number and Movements in Deferred Bonus Share Plan (Detail)		12 Months Ended
	Feb. 20, 2020 shares	Dec. 31, 2019	Dec. 31, 2019 shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	962,836
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number outstanding at beginning of the year		163,000		163,000	62,180
Awarded during the year					100,820
Granted during the year		0	0	0	0
Options over ADR's Number outstanding at December 31		163,000		163,000	163,000
Exercisable at December 31		0	0	0	0